Consolidated Statements of Operations and Deficit - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Revenue		$ 2,794,044	$ 1,861,747
Cost of sales (1)	[1]	1,342,691	946,001
Gross margin		1,451,353	915,746
Operating expenses
Selling, marketing and administration (Note 20)(1)		10,870,741	11,421,604	8,614,109
Research and development (Note 20)(1)		5,442,873	3,165,825	3,532,492
Impairment loss (Notes 2, 7 and 21)			63,522
Loss on disposal of property and equipment (Note 7)			46,738
Other income, including interest (Note 2)		(1,766,524)	(66,872)	(76,431)
Operating expenses		14,547,090	14,630,817	12,070,170
Net loss from operations		(13,095,737)	(13,715,071)	(12,070,170)
Change in fair value of contingent consideration (Note 22)			(283,130)
Net loss before income tax recovery		(13,095,737)	(13,431,941)	(12,070,170)
Income tax recovery (Note 23)		(297,940)	(207,257)
Net loss		(12,797,797)	(13,224,684)	(12,070,170)
Deficit, beginning of year		(104,075,356)	(90,850,672)	(78,780,502)
Net loss		(12,797,797)	(13,224,684)	(12,070,170)
Deficit, end of year		$ (116,873,153)	$ (104,075,356)	$ (90,850,672)
Basic and diluted net loss per share (Note 14) (in dollars per share)		$ (0.05)	$ (0.06)	$ (0.07)

[1]	Certain prior period figures have been reclassified to conform with the current period's presentation.